Consolidated Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Gold Portfolio
November 30, 2022
GOL-NPRT3-0123
1.810695.118
Common Stocks - 98.2%
	Shares	Value ($)
Australia - 6.6%
Metals & Mining - 6.6%
Gold - 6.6%
Gold Road Resources Ltd.	12,500,000	15,144,461
Newcrest Mining Ltd.	2,000,000	27,234,443
Northern Star Resources Ltd.	7,000,000	51,252,247
		93,631,151
Canada - 71.4%
Metals & Mining - 71.4%
Diversified Metals & Mining - 1.7%
BeMetals Corp. (a)	2,000,000	170,985
Foran Mining Corp. (a)	5,000,000	11,002,490
Western Copper & Gold Corp. (TSX) (a)(b)(c)	8,000,000	12,965,097
		24,138,572
Gold - 68.0%
Agnico Eagle Mines Ltd. (Canada) (b)	2,300,000	115,842,099
Alamos Gold, Inc.	4,000,000	38,776,345
Artemis Gold, Inc. (a)	5,000,000	17,284,318
Ascot Resources Ltd. (a)(c)	25,000,000	7,248,262
B2Gold Corp.	7,000,000	24,406,200
Barrick Gold Corp. (Canada) (b)	6,500,000	106,066,238
Bonterra Resources, Inc. (a)(c)	7,500,000	1,338,141
Franco-Nevada Corp.	1,000,000	146,072,929
Fury Gold Mines Ltd. (c)(d)	10,000,000	3,679,887
i-80 Gold Corp. (a)(b)(c)	10,000,000	28,398,320
i-80 Gold Corp. (c)(e)	2,500,000	7,099,580
Kinross Gold Corp. (b)	8,000,000	33,066,944
Lundin Gold, Inc.	2,000,000	19,730,142
Maple Gold Mines Ltd. (a)(c)	20,000,000	2,155,893
Marathon Gold Corp. (a)(b)(c)	20,000,000	14,868,230
Marathon Gold Corp. warrants 9/20/24 (a)	5,000,000	695,273
Novagold Resources, Inc. (a)	3,000,000	17,284,318
OceanaGold Corp. (a)	27,500,000	46,816,340
Orla Mining Ltd. (a)(b)	15,000,000	55,755,864
Osisko Development Corp. (a)	666,666	3,166,930
Osisko Development Corp. rights (a)	666,666	404,266
Osisko Gold Royalties Ltd. (b)	3,000,000	37,847,080
Osisko Mining, Inc. (a)	5,000,000	13,344,237
Pure Gold Mining, Inc. warrants 3/28/23 (a)	1,500,000	11
Rupert Resources Ltd. (a)	4,000,000	14,124,819
Sabina Gold & Silver Corp. (a)	10,000,000	9,590,009
Seabridge Gold, Inc. (a)	1,000,000	12,474,445
Skeena Resources Ltd. (a)(b)	3,000,000	16,481,433
Torex Gold Resources, Inc. (a)	1,000,000	9,255,473
Triple Flag Precious Metals Corp.	1,000,000	12,680,000
Victoria Gold Corp. (a)(c)	3,500,000	21,127,755
Wesdome Gold Mines, Inc. (a)	3,500,000	23,625,618
Wheaton Precious Metals Corp.	2,500,000	97,572,761
		958,280,160
Precious Metals & Minerals - 1.2%
Dolly Varden Silver Corp. (a)(c)	17,000,000	9,604,877
SilverCrest Metals, Inc. (a)	1,000,000	6,638,665
		16,243,542
Silver - 0.5%
GoGold Resources, Inc. (a)(b)	5,000,000	7,285,433
New Pacific Metals Corp. (a)(b)	93,234	196,844
		7,482,277
TOTAL METALS & MINING		1,006,144,551

South Africa - 3.7%
Metals & Mining - 3.7%
Gold - 3.7%
AngloGold Ashanti Ltd.	1,000,000	18,252,743
Gold Fields Ltd.	3,000,000	33,311,787
		51,564,530
United Kingdom - 0.3%
Metals & Mining - 0.3%
Copper - 0.3%
Solgold PLC (a)	20,000,000	4,393,694

United States of America - 16.2%
Metals & Mining - 16.2%
Diversified Metals & Mining - 0.7%
Ivanhoe Electric, Inc. (a)	1,000,000	10,530,000

Gold - 11.9%
Dakota Gold Corp. (a)(b)	2,500,000	8,450,000
Newmont Corp.	3,000,000	142,410,000
Royal Gold, Inc. (b)	150,000	16,849,500
		167,709,500
Silver - 3.6%
Gatos Silver, Inc. (a)(b)(c)	6,000,000	22,860,000
Hecla Mining Co. (b)	5,000,000	27,250,000
		50,110,000
TOTAL METALS & MINING		228,349,500

TOTAL COMMON STOCKS (Cost $1,033,115,326)		1,384,083,426

Commodities - 0.7%
	Troy Ounces	Value ($)
Gold Bullion (Cost $4,575,085)	5,582	9,879,749

Money Market Funds - 20.0%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (f)	12,491,151	12,493,650
Fidelity Securities Lending Cash Central Fund 3.86% (f)(g)	269,124,073	269,150,985
TOTAL MONEY MARKET FUNDS (Cost $281,644,635)		281,644,635

TOTAL INVESTMENT IN SECURITIES - 118.9% (Cost $1,319,335,046)	1,675,607,810
NET OTHER ASSETS (LIABILITIES) - (18.9)%	(266,693,957)
NET ASSETS - 100.0%	1,408,913,853

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,679,887 or 0.3% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,099,580 or 0.5% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fury Gold Mines Ltd.	4/12/22	6,328,113

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	58,603,905	375,803,924	421,914,179	182,640	-	-	12,493,650	0.0%
Fidelity Securities Lending Cash Central Fund 3.86%	105,810,777	856,717,473	693,377,265	650,053	-	-	269,150,985	0.8%
Total	164,414,682	1,232,521,397	1,115,291,444	832,693	-	-	281,644,635

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Consolidated Subsidiary

Fund	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain /loss ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Select Gold Cayman Ltd.	13,353,169	-	-	-	1,074,938	(4,529,199)	9,898,908

The Fund invests in certain commodity-related investments through Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of November 30, 2022, the Fund held an investment of $9,898,908 in the Subsidiary, representing 0.7% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Ascot Resources Ltd.	17,199,211	3,907,938	-	-	-	(13,858,887)	7,248,262
Bonterra Resources, Inc.	6,011,834	-	-	-	-	(6,096,163)	1,338,141
Bonterra Resources, Inc.	1,352,663	-	-	-	-	69,807	-
Dolly Varden Silver Corp.	-	4,989,727	-	-	-	4,615,150	9,604,877
Fury Gold Mines Ltd.	-	6,328,113	-	-	-	(2,648,226)	3,679,887
Gatos Silver, Inc.	16,850,000	3,173,371	-	-	-	2,836,629	22,860,000
Gold Standard Ventures Corp.	10,256,410	767,541	11,621,826	-	(12,324,901)	12,922,776	-
Maple Gold Mines Ltd.	5,285,996	-	-	-	-	(3,130,103)	2,155,893
Marathon Gold Corp.	22,406,312	-	-	-	-	(15,219,800)	14,868,230
Orla Mining Ltd.	51,692,308	12,624,099	4,918,086	-	(728,760)	(2,913,697)	-
Pure Gold Mining, Inc.	16,173,570	-	4,101,640	-	(24,122,553)	12,050,623	-
Pure Gold Mining, Inc. warrants 3/28/23	58,434	-	-	-	-	(58,423)	-
Victoria Gold Corp.	25,341,223	17,740,033	5,907,354	-	(986,601)	(15,059,546)	21,127,755
Western Copper & Gold Corp. (TSX)	14,327,416	-	-	-	-	(1,362,319)	12,965,097
i-80 Gold Corp.	21,696,252	-	-	-	-	6,702,068	28,398,320
i-80 Gold Corp.	5,369,822	-	-	-	-	(78,176)	-
i-80 Gold Corp.	-	-	-	-	-	1,807,934	7,099,580
i-80 Gold Corp. warrants 9/30/22	76,880	-	-	-	(340)	(76,540)	-
Total	214,098,331	49,530,822	26,548,906	-	(38,163,155)	(19,496,893)	131,346,042

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price prior to 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.